STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (397)	$ (715,314)	$ (144,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account	0	(10,250)	(484)
Formation and organization costs paid by related party	397	0
Changes in operating assets and liabilities:
Prepaid expenses	0	139,526	(280,057)
Accrued expense	0	5,000
Franchise tax payable	0	100,000	124,434
Net cash used in operating activities	0	(481,038)	(300,944)
Cash Flows from Investing Activities:
Purchase of investment held in trust account			(65,000,000)
Net cash used in investing activities			(65,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to sponsor	25,000	0	25,000
Proceeds from sale of public units through public offering			65,000,000
Proceeds from sale of private placement shares			2,500,000
Payment of underwriters' discount			(1,300,000)
Payment of offering costs	(35,750)	0	(397,431)
Proceeds from issuance of promissory note to related party			125,547
Repayment on promissory note to related party			(125,547)
Proceeds from note payable	45,000	0
Net cash provided in financing activities	34,250	0	65,827,569
Net Change in Cash	34,250	(481,038)	526,625
Cash at beginning of period	0	526,625	0
Cash at end of period	34,250	45,587	526,625
Supplemental Disclosure of Non-cash Financing Activities
Reclassification of common stock subject to redemption			$ 65,000,000
Deferred offering costs included in accrued offering costs	5,000
Deferred offering costs included in advances from related party	$ 30,000	$ 0